Note 21 - Financial liabilities at amortized cost - Debt Securities issued (Details) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Debt securities issued Line Items
Debt certificates, at amortized cost		€ 62,349	€ 63,915
Issued in Euros [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost		549	1,309
Issued in Euros [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost		10,084	9,418
Issued in Euros [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	[1]	16,241	16,425
Issued in Euros [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost		1,091	807
Issued in Euros [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost		2,259	2,295
Issued in Euros [Member] | Other securities
Debt securities issued Line Items
Debt certificates, at amortized cost		0	0
Issued in Euros [Member] | Subordinated Liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost		8,099	8,481
Issued in Euros [Member] | Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost		4,500	4,500
Issued in Euros [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost		4,500	4,500
Issued in Euros [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost		0	0
Issued in Euros [Member] | Non-Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost		3,599	3,981
Issued in Euros [Member] | Preferred Stock Member [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		107	107
Issued in Euros [Member] | Other subordinated liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost		3,492	3,875
Issued in Euros [Member] | Total [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		38,323	38,735
Issued in Foreign Currency [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost		3,102	3,157
Issued in Foreign Currency [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost		10,441	11,109
Issued in Foreign Currency [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost		596	650
Issued in Foreign Currency [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost		1,517	1,809
Issued in Foreign Currency [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost		42	47
Issued in Foreign Currency [Member] | Other securities
Debt securities issued Line Items
Debt certificates, at amortized cost		0	0
Issued in Foreign Currency [Member] | Subordinated Liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost		8,328	8,407
Issued in Foreign Currency [Member] | Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost		859	2,085
Issued in Foreign Currency [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost		859	2,085
Issued in Foreign Currency [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost		0	0
Issued in Foreign Currency [Member] | Non-Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost		7,469	6,323
Issued in Foreign Currency [Member] | Preferred Stock Member [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		76	55
Issued in Foreign Currency [Member] | Other subordinated liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost		7,393	6,268
Issued in Foreign Currency [Member] | Total [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		24,026	25,180
Total [Member] | Total [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		€ 62,349	€ 63,915

[1]	(*) Including mortgage-covered bonds (see Appendix II).